Annual Fund Operating Expenses	Dec. 31, 2025
CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | CVT S and P 500 Index Portfolio
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	0.28%
CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.33%
CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.53%
CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.12%)	[3]
Net Expenses (as a percentage of Assets)	0.49%
CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.12%)	[3]
Net Expenses (as a percentage of Assets)	0.74%
CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.21%)	[4]
Net Expenses (as a percentage of Assets)	0.40%
CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.23%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.21%)	[4]
Net Expenses (as a percentage of Assets)	0.60%
CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.20%)	[5]
Net Expenses (as a percentage of Assets)	0.48%
CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.20%)	[5]
Net Expenses (as a percentage of Assets)	0.68%
CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	(0.20%)	[6]
Net Expenses (as a percentage of Assets)	0.32%
CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.20%)	[6]
Net Expenses (as a percentage of Assets)	0.57%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.08%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.20%)	[7]
Net Expenses (as a percentage of Assets)	0.89%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.16%)	[8]
Net Expenses (as a percentage of Assets)	0.93%
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.22%)	[9]
Net Expenses (as a percentage of Assets)	0.91%

[1]
1	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.28%. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[2]
1	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.33% for Class I shares and 0.53% for Class F shares. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[3]
1	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.48% for Class I shares and 0.73% for Class F shares. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[4]
1	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.39% for Class I shares and 0.59% for Class F shares. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[5]
1	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.48% for Class I shares and 0.68% for Class F shares. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[6]
1	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.32% for Class I shares and 0.57% for Class F shares. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[7]
1	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.81%. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[8]
1	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.81%. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[9]
1	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.81%. This expense reimbursement will continue through May 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.